Fair Value Measurements of Company's Long-Term Financial Instruments (Detail) - CNY (¥)	Dec. 31, 2015	Dec. 31, 2014
Private Equity Funds Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Carrying Value	¥ 78,390,404	¥ 15,440,000
Long-term investment - cost method investment, Fair Value	78,235,701	21,532,065
Fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Carrying Value	56,180,000	32,000,000
Long-term investment - held-to-maturity, Fair Value	53,804,649	33,591,890
Other Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Carrying Value	107,141,812	13,805,229
Long-term investment - cost method investment, Fair Value	111,841,541	13,805,229
Significant Other Observable Inputs (Level 2) | Fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - held-to-maturity, Fair Value	53,804,649	33,591,890
Significant Unobservable Inputs (Level 3) | Private Equity Funds Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Fair Value	78,235,701	21,532,065
Significant Unobservable Inputs (Level 3) | Other Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investment - cost method investment, Fair Value	¥ 111,841,541	¥ 13,805,229